Expense Example {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-07 - Fidelity Managed Retirement 2015 Fund - Class K6	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331